Investments Accounted for Using Equity Method	12 Months Ended
Dec. 31, 2018
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Investments Accounted for Using Equity Method
16.	INVESTMENTS ACCOUNTED FOR USING EQUITY METHOD

Associates consisted of the following:

		Place of	Carrying Amount		% of Ownership and Voting Rights Held by the Company
Name of Associate	Principal Activities	Incorporation and Operation	December 31, 2017	December 31, 2018	December 31, 2017	December 31, 2018
			NT$	NT$
			(In Millions)	(In Millions)
Vanguard International Semiconductor Corporation (VIS)	Manufacturing, selling, packaging, testing and computer-aided design of integrated circuits and other semiconductor devices and the manufacturing and design service of masks	Hsinchu, Taiwan	$8,465.0	$8,924.8	28%	28%
Systems on Silicon Manufacturing Company Pte Ltd. (SSMC)	Manufacturing and selling of integrated circuits and other semiconductor devices	Singapore	5,677.6	5,772.8	39%	39%
Xintec Inc. (Xintec)	Wafer level chip size packaging and wafer level post passivation interconnection service	Taoyuan, Taiwan	2,292.1	1,764.6	41%	41%
Global Unichip Corporation (GUC)	Researching, developing, manufacturing, testing and marketing of integrated circuits	Hsinchu, Taiwan	1,273.9	1,283.9	35%	35%
Mutual-Pak	Manufacturing of electronic parts, wholesaling and retailing of electronic materials, and researching, developing and testing of RFID	New Taipei, Taiwan	23.2	22.9	39%	39%

			$17,731.8	$17,769.0

Starting June 2016, the Company has no longer served as Motech’s board of director. As a result, the Company exercises no significant influence over Motech. Therefore, Motech is no longer accounted for using the equity method. Further, such investment was reclassified to available-for-sale financial assets and the Company recognized a disposal loss of NT$260.0 million.

Starting December 2017, the Company no longer had the majority of voting power and control over Mutual-Pak. As a result, Mutual-Pak is no longer consolidated and is accounted for using the equity method.

As of December 31, 2017 and 2018, no investments in associates are individually material to the Company. Please refer to the consolidated statements of profit or loss and other comprehensive income for recognition of share of both profit (loss) and other comprehensive income (loss) of associates that are not individually material.

The market prices of the investments accounted for using the equity method in publicly traded stocks calculated by the closing price at the end of the reporting period are summarized as follows. The closing price represents the quoted price in active markets, the level 1 fair value measurement.

	December 31, 2017	December 31, 2018
	NT$	NT$
Name of Associate	(In Millions)	(In Millions)
VIS	$30,638.8	$27,621.3

GUC	$11,905.4	$9,617.7

Xintec	$9,180.8	$3,783.6